Discontinued Operation - Net (Loss) Earnings from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	$ 850,194	$ 900,141
Production costs	574,622	487,676
Earnings from mine operations	178,519	291,960
Exploration and evaluation costs	66,516	26,082
Other operating expenses	(16,661)	(12,759)
Loss on the change of control of the Kumtor Mine	0	(97,274)
Loss from operations	(36,793)	333,915
Other non-operating expenses	(1,883)	23,493
Finance costs	9,523	4,762
Net loss before income tax	(44,433)	402,934
Net loss from discontinued operations	0	(828,717)
Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC) | Discontinued operations
Statement Line Items [Line Items]
Revenue	0	264,159
Production costs	0	72,613
Depreciation	0	57,912
Earnings from mine operations	0	133,634
Revenue-based taxes	0	36,984
Exploration and evaluation costs	0	8,826
Other operating expenses	0	(3,380)
Loss on the change of control of the Kumtor Mine	0	926,350
Loss from operations	0	(841,906)
Other non-operating expenses	0	(13,290)
Finance costs	0	101
Net loss before income tax	0	(828,717)
Net loss from discontinued operations	$ 0	$ (828,717)